Stockholders' Deficit (Details) - USD ($)		9 Months Ended	12 Months Ended
	Jan. 22, 2016	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 14, 2017	Jun. 24, 2016	Mar. 15, 2016	Feb. 29, 2016	Feb. 24, 2016	Feb. 03, 2016
Stockholders' Equity (Textual)
Preferred stock, shares issued		0	4,578,070	1,369,735
Conversion price per share		$ 0.08
Preferred stock, value issued			$ 458	$ 137
Common stock, shares issued		17,805,234	11,064,664	8,836,421
Preferred stock, shares outstanding		0	4,578,070	1,369,735
Common stock, shares outstanding		17,805,234	11,064,664	8,836,421
Stock price per share	$ 2.05
Common stock, value issued		$ 1,781	$ 1,106	$ 884
Conversion of shares issued		4,578,070
Warrants outstanding			$ 7,875,000
Preferred stock, shares authorized		40,000,000	40,000,000	40,000,000
Common stock, shares authorized		100,000,000	100,000,000	100,000,000
Preferred Stock [Member]
Stockholders' Equity (Textual)
Preferred stock, shares issued		0
Conversion price per share		$ 4.00
Preferred Stock, per share			$ 4.00
Preferred stock, shares outstanding		0
Conversion of shares issued		4,578,070
Common Stock [Member]
Stockholders' Equity (Textual)
Outstanding warrants exercisable shares		7,875,000	7,875,000	7,875,000
Conversion price per share			$ 4.00
Common stock, shares issued		17,805,234
Preferred stock convertible into common stock shares			4,578,070	1,369,735
Common stock, shares outstanding		17,805,234
Business combination description

(i) adjustments to the merger consideration payable to the Members as a result of Tempus’ working capital and/or debt as of the completion of the Business Combination varying from the estimates that were made at the time of the consummation of the Business Combination, (ii) Tempus meeting certain financial milestones pursuant to the earn-out provisions of the Merger Agreement, up to a total of 6,300,000 shares and (iii) any indemnification payments that are made under the Merger Agreement by delivery of shares of common stock. The shares of common stock issued to the Members under Merger Agreement are subject to certain lock-up restrictions as set forth in the Tempus Registration Right Agreement to which the Members are subject.

Additionally, we may issue awards for up to a maximum of 640,616 shares of common stock under our 2015 Omnibus Equity Incentive Plan.

Market price description			(i) July 31, 2016 or earlier if the last sales price of our common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after July 31, 2015, or (ii) the date on which we consummate a liquidation, merger, stock exchange or other similar transaction that results in all of our stockholders having the right to exchange their shares of common stock for cash, securities or other property. In addition, 234,375 Founder Shares are subject to forfeiture pro rata by Chart's initial stockholders in the event the last sales price of our common stock does not equal or exceed $11.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period within 60 months following July 31, 2015. An additional 234,375 Founder Shares, will be subject to forfeiture pro rata by Chart's initial stockholders in the event the last sales price of our common stock does not equal or exceed $13.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period prior to July 31, 2020.
Conversion of shares issued		4,578,070
Chief Executive Officer [Member]
Stockholders' Equity (Textual)
Common stock, shares issued							242,131
Common stock, value issued							$ 500,000
Employee Stock Option [Member]
Stockholders' Equity (Textual)
Minimum vesting period	3 years
Purchase of common stock	$ 499,000
Maximum [Member] | Preferred Stock [Member]
Stockholders' Equity (Textual)
Preferred stock description			The holder would beneficially own in excess of either 4.99% or 9.99% (the "Maximum Percentage")
Percentage of issued and outstanding preferred stock			4.99%
Series A Warrant [Member]
Stockholders' Equity (Textual)
Preferred stock, shares outstanding		2,200,000
Conversion of shares issued		2,162,500
Warrants conversion price		$ 0.08
Warrants outstanding			$ 3,187,500	$ 3,187,500
Series A Warrant [Member] | Preferred Stock [Member]
Stockholders' Equity (Textual)
Preferred stock, shares issued			3,187,500	3,187,500
Preferred stock, shares outstanding				3,187,500
Series A Warrant [Member] | Common Stock [Member]
Stockholders' Equity (Textual)
Outstanding warrants exercisable shares		1,025,000	3,187,500	3,187,500
Common stock, shares issued					1,175,000
Series B Warrant [Member]
Stockholders' Equity (Textual)
Market price description			On October 31, 2016 or April 30, 2017, as applicable, if 90% of the average of the four lowest volume-weighted average prices of common stock for the preceding 10 trading days (the "Alternative Market Price") is less than $4.00 (subject an Alternative Market Price floor of $1.80), the holder of a Series B Warrant can exercise such Series B Warrant to acquire on a cashless basis a number of shares of common stock or Preferred Stock equal to (depending on the Market Price) up to 488.9% of the number of shares that could otherwise be purchased under such Series B Warrant pursuant to a cash exercise, with the lower the Alternative Market Price, the more shares being available for acquisition by the Series B Warrant holder pursuant to this alternative cashless exercise.
Warrants outstanding			$ 0	$ 1,062,500
Series B Warrant [Member] | Preferred Stock [Member]
Stockholders' Equity (Textual)
Preferred stock, shares issued				1,062,500
Maximum shares of cashless exercise feature				5,194,449
Preferred stock, shares outstanding				1,062,500
Series B Warrant [Member] | Common Stock [Member]
Stockholders' Equity (Textual)
Outstanding warrants exercisable shares				1,062,500
Series B-1 Warrants [Member]
Stockholders' Equity (Textual)
Preferred stock, shares issued								1,527,778		1,680,557
Preferred stock, value issued								$ 2,979,167		$ 3,361,114
Series B-2 Warrants and Series B-3 Warrants [Member]
Stockholders' Equity (Textual)
Common stock, shares issued						1,344,446			641,666
Common stock, value issued						$ 1,546,113			$ 1,251,249
IPO and Placement Warrants [Member]
Stockholders' Equity (Textual)
Stock price per share			$ 17.50
Warrants outstanding		$ 7,875,000